Warrants (Tables)	6 Months Ended
Apr. 30, 2025
Warrants [Abstract]
Schedule of Changes in Warrants

The following table summarizes the changes in the Company’s warrants:

	Number of warrants	Historic weighted average exercise price per warrant shares
Balance, October 31, 2023	11,231,465	$7.90
Issuance of January 2024 warrants (*)	1,500,000	1.60
Exercise of warrants	(8,293,585)	2.62
Expiration of warrants	(8,333)	98.43

Balance, October 31, 2024	4,429,547	$1.57
Number of shares to be issued from the exercise of these warrants, October 31, 2024	2,549,311

Balance, October 31, 2024	4,429,547	$1.57
Exercise of warrants	(547,921)	1.27
Expiration of warrants	(75)	1,287.55
Balance, April 30, 2025	3,881,551	$1.55
Number of shares to be issued from the exercise of these warrants	2,238,848

(*)	These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.

Schedule of Warrants Outstanding

As of April 30, 2025, the following warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants (warrant shares)	Exercise price per warrant shares		Exercise price per warrant shares (USD)	Expiry date
1,923	1,923	C$	336.67	$243.75	November 17, 2027
728,409	527,181		$1.077	$1.077	April 5, 2028
2,024,739	583,264		$1.077	$1.077	September 17, 2028
1,126,480	1,126,480		$1.60	$1.60	January 15, 2029
3,881,441	2,238,848